Exhibit 99.1

This draft is he

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc.

Citigroup Global Markets Realty Corp.

(collectively, the “Company”)

Re:	Citigroup Commercial Mortgage Trust 2015-SHP2 – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Company, solely to assist the Company with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of the Notes by Citigroup Commercial Mortgage Trust 2015-SHP2. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Company. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the electronic data file provided to us by the Company on July 13, 2015 containing information with respect to 1 mortgage loan (“Mortgage Loan”) and the related 22 mortgaged properties (“Mortgaged Properties”).
•	The term “Cut-off Date” means the payment date in July 2015, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

Citigroup Commercial Mortgage Trust 2015-SHP2 July 13, 2015 Page 2

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on the entire population of Mortgage Loans and related Mortgaged Properties in the Data File.

A.	For each of the Mortgage Loans and related Mortgaged Properties in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and

Citigroup Commercial Mortgage Trust 2015-SHP2 July 13, 2015 Page 3

conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Citigroup Commercial Mortgage Securities Inc. and Citigroup Global Markets Realty Corp. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Company but who may have access to this report as required by law or regulation.

July 13, 2015

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property No.	Provided by the Company
Property Name	Provided by the Company
Street Address	Appraisal/ Engineering Report
City	Appraisal/ Engineering Report
State	Appraisal/ Engineering Report
Zip Code	Appraisal/ Engineering Report
Year Built(1)	Appraisal/ Engineering Report
Renovated Date	Appraisal/ Engineering Report
Flag	Appraisal/Provided by the Company
Units (Property)	Appraisal/ Borrower Rent Roll/ Underwritten Rent Roll
Unit Type	Appraisal
Property Type	Appraisal
Property Sub-Type	Appraisal/Provided by the Company
Ownership Interest	Proforma Title Policy/Title Policy
Original Balance ($) (Loan)	Loan Agreement/Promissory Note
Original Balance ($) (Loan-Property)	Loan Agreement/Promissory Note
Original Balance ($) (Mezz)	Loan Agreement/Promissory Note
Original Balance ($) (Mezz-Property)	Loan Agreement/Promissory Note
Cut-Off Date Allocated Mortgage Loan Amount ($) (Property)	Loan Agreement/Promissory Note
Cut-Off Date Allocated Mezzanine Loan Amount ($) (Property)	Loan Agreement/Promissory Note
Assumed LIBOR	Provided by the Company
Cut-off Date	Provided by the Company
Interest Rate Trust Margin	Loan Agreement/Promissory Note
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement/Promissory Note
Amort Type	Loan Agreement/Promissory Note
Grace Period	Loan Agreement/Promissory Note
First Loan Payment Date	Loan Agreement/Promissory Note
Original Amort Term (Months)	Loan Agreement

A-1

Attribute	Source Document
IO Period	Loan Agreement
Initial Maturity Date	Loan Agreement/Promissory Note
Extensions	Loan Agreement/Promissory Note
Fully Extended Maturity Date	Loan Agreement/Promissory Note
Lockbox	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Cash Management	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
DY at Trigger Level	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Administrative Fee Rate (%)	Provided by the Company
Prepayment Provision	Loan Agreement/Promissory Note
Partial Prepayments Allowed (Y/N)?	Loan Agreement/Promissory Note
Partial Release Permitted (Y/N)?	Loan Agreement/Promissory Note
Substitution Allowed (Y/N)?	Loan Agreement/Promissory Note
Borrower Entity	Loan Agreement/Promissory Note
Borrower Principal	Guaranty
Single Purpose Entity	Loan Agreement/Promissory Note
Non-Consolidation Letter	Non-consolidation letter
Loan Purpose	Loan Agreement/Closing Statement
Existing Mortgage Amount	Mezzanine Loan Agreement
Existing Additional Debt Amount	Mezzanine Loan Agreement
Existing Additional Debt Description	Mezzanine Loan Agreement
Future Debt Permitted (Y/N)?	Loan Agreement/Promissory Note
Initial Tax Escrow	Loan Agreement/Closing Statement
Ongoing Tax Escrow Monthly	Loan Agreement/Closing Statement
Initial Insurance Escrow	Loan Agreement/Closing Statement
Ongoing Insurance Escrow Monthly	Loan Agreement/Closing Statement
Initial Immediate Repairs Escrow	Loan Agreement/Closing Statement
Initial Cap Ex Escrow	Loan Agreement/Closing Statement
Ongoing Cap Ex Escrow Monthly	Loan Agreement/Closing Statement
Initial Ground Lease Escrow	Loan Agreement/Closing Statement
Ongoing Ground Lease Escrow Monthly	Loan Agreement/Closing Statement
Initial Other Escrow	Loan Agreement/Closing Statement

A-2

Attribute	Source Document
Ongoing Other Escrow Monthly	Loan Agreement/Closing Statement
Other Escrow Description	Loan Agreement/Closing Statement
Release Premium	Loan Agreement/Closing Statement
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Report
Seismic Report Date	Seismic Report
Seismic Zone	Seismic Report
PML (SEL)	Seismic Report
Earthquake Insurance Required	Insurance Certificates
Terrorism Insurance Required	Insurance Certificates
Environmental Insurance Required	Insurance Certificate
Appraisal Date	Appraisal
Property Manager	Management Agreement
Management Base Fee	Management Agreement
Franchise Agreement Initial Maturity	Franchise Agreement
Franchise Agreement Renewal	Franchise Agreement
Franchise Agreement Final Maturity	Franchise Agreement
Appraised Value ($)	Appraisal
Capital Deduction ($)	Appraisal
Bulk Appraised Value ($) (Loan)	Appraisal
2008-10 Previous Ownership CapEx	Provided by the Company
2011 Previous Ownership CapEx	Provided by the Company
2012 Previous Ownership CapEx	Provided by the Company
2013 Previous Ownership CapEx	Provided by the Company
2014 Previous Ownership CapEx	Provided by the Company
Total Projected Cap Ex	Provided by the Company
2011 Occupancy Penetration	Smith Travel Accommodations Report (STAR)
2012 Occupancy Penetration	Smith Travel Accommodations Report (STAR)
2013 Occupancy Penetration	Smith Travel Accommodations Report (STAR)
2014 Occupancy Penetration	Smith Travel Accommodations Report (STAR)
TTM April 2015 Occupancy Penetration	Smith Travel Accommodations Report (STAR)
2011 ADR Penetration	Smith Travel Accommodations Report (STAR)

A-3

Attribute	Source Document
2012 ADR Penetration	Smith Travel Accommodations Report (STAR)
2013 ADR Penetration	Smith Travel Accommodations Report (STAR)
2014 ADR Penetration	Smith Travel Accommodations Report (STAR)
TTM April 2015 ADR Penetration	Smith Travel Accommodations Report (STAR)
2011 RevPAR Penetration	Smith Travel Accommodations Report (STAR)
2012 RevPAR Penetration	Smith Travel Accommodations Report (STAR)
2013 RevPAR Penetration	Smith Travel Accommodations Report (STAR)
2014 RevPAR Penetration	Smith Travel Accommodations Report (STAR)
TTM April 2015 RevPAR Penetration	Smith Travel Accommodations Report (STAR)
2009 Available Rooms	Underwritten Financial Schedule
2010 Available Rooms	Underwritten Financial Schedule
2011 Available Rooms	Underwritten Financial Schedule
2012 Available Rooms	Underwritten Financial Schedule
2013 Available Rooms	Underwritten Financial Schedule
2014 Available Rooms	Underwritten Financial Schedule
TTM March 2015 Available Rooms	Underwritten Financial Schedule
2015 Reforecast Available Rooms	Underwritten Financial Schedule
Underwritten Available Rooms	Underwritten Financial Schedule
2009 Occupied Rooms	Underwritten Financial Schedule
2010 Occupied Rooms	Underwritten Financial Schedule
2011 Occupied Rooms	Underwritten Financial Schedule
2012 Occupied Rooms	Underwritten Financial Schedule
2013 Occupied Rooms	Underwritten Financial Schedule
2014 Occupied Rooms	Underwritten Financial Schedule
TTM March 2015 Occupied Rooms	Underwritten Financial Schedule
2015 Reforecast Occupied Rooms	Underwritten Financial Schedule
Underwritten Occupied Rooms	Underwritten Financial Schedule
2009 Total Revenue ($)	Underwritten Financial Schedule
2010 Total Revenue ($)	Underwritten Financial Schedule
2011 Total Revenue ($)	Underwritten Financial Schedule
2012 Total Revenue ($)	Underwritten Financial Schedule
2013 Total Revenue ($)	Underwritten Financial Schedule

A-4

Attribute	Source Document
2014 Total Revenue ($)	Underwritten Financial Schedule
TTM March 2015 Total Revenue ($)	Underwritten Financial Schedule
2015 Reforecast Total Revenue ($)	Underwritten Financial Schedule
Underwritten Total Revenue ($)	Underwritten Financial Schedule
2009 Total Expenses ($)	Underwritten Financial Schedule
2010 Total Expenses ($)	Underwritten Financial Schedule
2011 Total Expenses ($)	Underwritten Financial Schedule
2012 Total Expenses ($)	Underwritten Financial Schedule
2013 Total Expenses ($)	Underwritten Financial Schedule
2014 Total Expenses ($)	Underwritten Financial Schedule
TTM March 2015 Total Expenses ($)	Underwritten Financial Schedule
2015 Reforecast Total Expenses ($)	Underwritten Financial Schedule
Underwritten Total Expenses ($)	Underwritten Financial Schedule
2009 NOI ($)	Underwritten Financial Schedule
2010 NOI ($)	Underwritten Financial Schedule
2011 NOI ($)	Underwritten Financial Schedule
2012 NOI ($)	Underwritten Financial Schedule
2013 NOI ($)	Underwritten Financial Schedule
2014 NOI ($)	Underwritten Financial Schedule
TTM March 2015 NOI ($)	Underwritten Financial Schedule
2015 Reforecast NOI ($)	Underwritten Financial Schedule
Underwritten NOI ($)	Underwritten Financial Schedule
2009 FF&E ($)	Underwritten Financial Schedule
2010 FF&E ($)	Underwritten Financial Schedule
2011 FF&E ($)	Underwritten Financial Schedule
2012 FF&E ($)	Underwritten Financial Schedule
2013 FF&E ($)	Underwritten Financial Schedule
2014 FF&E ($)	Underwritten Financial Schedule
TTM March 2015 FF&E ($)	Underwritten Financial Schedule
2015 Reforecast FF&E ($)	Underwritten Financial Schedule
Underwritten FF&E ($)	Underwritten Financial Schedule
2009 NCF ($)	Underwritten Financial Schedule

A-5

Attribute	Source Document
2010 NCF ($)	Underwritten Financial Schedule
2011 NCF ($)	Underwritten Financial Schedule
2012 NCF ($)	Underwritten Financial Schedule
2013 NCF ($)	Underwritten Financial Schedule
2014 NCF ($)	Underwritten Financial Schedule
TTM March 2015 NCF ($)	Underwritten Financial Schedule
2015 Reforecast NCF ($)	Underwritten Financial Schedule
Underwritten Net Cash Flow ($)	Underwritten Financial Schedule

A-6

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Allocated Mortgage Loan Amount ($) (Loan)	We recomputed using the Original Balance ($) (Loan), Interest Calculation (30/360 / Actual/360), Seasoning, IO Period, First Loan Payment Date, Initial Maturity Date, Original Amort Term (Months) and Monthly Debt Service Payment (Based on assumed LIBOR of 0.1900%). We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Cut-Off Date Allocated Mezzanine Loan Amount ($) (Loan)	We recomputed using the mezzanine Original Balance ($) (Loan), Interest Calculation (30/360 / Actual/360), Seasoning, Original Interest Only Period, First Loan Payment Date, Initial Maturity Date, Original Amort Term (Months) and Monthly Debt Service Payment (Based on assumed LIBOR of 0.1900%). We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections
Cut-Off Date Allocated Mortgage Loan Amount ($) (Property)	Equals Original Balance ($) (Loan-Property)
Cut-Off Date Allocated Mezzanine Loan Amount ($) (Property)	Equals Original Balance ($) (Mezz-Property)
Cut-Off Date Allocated Total Loan Amount ($) (Loan)	The sum of the Cut-Off Date Mortgage Loan Amount ($) (Loan) and the respective Cut-Off Date Allocated Mezzanine Loan Amount ($) (Loan)
Cut-Off Date Allocated Total Loan Amount ($) (Property)	The sum of the Cut-Off Date Allocated Mortgage Loan Amount ($) (Property) and the Cut-Off Date Allocated Mezzanine Loan Amount ($) (Property)
Units (Loan)	Sum of Units (Property)
Cut-Off Date Allocated Mortgage Loan Amount per Room ($) (Loan)	Cut-Off Date Allocated Mortgage Loan Amount ($) (Loan) divided by Units (Loan)
Cut-Off Date Allocated Mortgage Loan Amount per Room ($) (Property)	Cut-Off Date Allocated Mortgage Loan Amount ($) (Property) divided by Units (Property)
Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Cut-Off Date Allocated Mortgage Loan Amount ($) divided by sum of Cut-Off Date Allocated Mortgage Loan Amount ($) for all properties
Monthly Debt Service Payment (Based on assumed LIBOR of 0.1900%)	Interest Rate Trust Margin summed with Assumed LIBOR then multiplied by 365 divided by 360 and finally multiplied by Cut-Off Date Allocated Loan Mortgage Amount ($) (Loan) divided by 12 months
Seasoning	Number of payments from the Cut-off Date and the First Loan Payment Date
Original Balloon Term (Months)	Number of payments between and including the First Loan Payment Date the Initial Maturity Date

B-1

Attribute	Calculation Methodology
Remaining IO Term (Months)	IO Period minus Seasoning
Remaining Term to Maturity (Months)	Original Balloon Term (Months) minus Seasoning
Mortgage Loan Cut-off Date LTV	Cut-Off Date Allocated Loan Mortgage Amount ($) (Loan) divided by Bulk Sale Appraised Value ($)
Total Debt Cut-off Date LTV	Cut-Off Date Allocated Total Loan Amount ($) (Loan) divided by Bulk Sale Appraised Value ($)
Mortgage Loan UW NCF DSCR	Underwritten Net Cash Flow ($) divided by product of Monthly Debt Service Payment (Based on assumed LIBOR of 0.1900%) and 12 months
Total Debt UW NCF DSCR	Underwritten Net Cash Flow ($) divided by the product of; (x) the Cut-Off Date Allocated Total Loan Amount ($), (y) the sum of the Assumed LIBOR and 3.76% and (z) 365/360
Mortgage Loan UW NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Cut-Off Date Allocated Mortgage Loan Amount ($) (Loan)
Total Debt UW NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Cut-off Date Allocated Total Loan Amount ($) (Loan)
Appraised Value Per Room ($)	Appraised Value ($) divided by Units
Aggregate Appraised Value ($)	Appraised Value ($) plus Capital Deduction ($)
Aggregate Appraised Value ($) Per Room	Aggregate Appraised Value ($) divided by Units
Bulk Sale Appraised Value ($) (Property)	The quotient of each property Appraised Value ($) and the aggregate Appraised Value ($) multiplied by the Bulk Sale Appraised Value ($) (Loan)
Bulk Sale Appraised Value Per Room ($) (Property)	Bulk Sale Appraised Value ($) (Property) divided by Units
Bulk Sale Appraised Value Per Room ($) (Loan)	Bulk Sale Appraised Value ($) (Loan) divided by Units
Total Historical CapEx	The sum of: 2008-10 Previous Ownership CapEx, 2011 Previous Ownership CapEx, 2012 Previous Ownership CapEx, 2013 Previous Ownership CapEx, and 2014 Previous Ownership CapEx
2009 Occupancy	2009 Occupied Rooms divided by 2009 Available Rooms
2010 Occupancy	2010 Occupied Rooms divided by 2010 Available Rooms
2011 Occupancy	2011 Occupied Rooms divided by 2011 Available Rooms
2012 Occupancy	2012 Occupied Rooms divided by 2012 Available Rooms
2013 Occupancy	2013 Occupied Rooms divided by 2013 Available Rooms
2014 Occupancy	2014 Occupied Rooms divided by 2014 Available Rooms
TTM March 2015 Occupancy	TTM March 2015 Occupied Rooms divided by TTM March 2015 Available Rooms
2015 Reforecast Occupancy	2015 Reforecast Occupied Rooms divided by 2015 Reforecast Available Rooms

B-2

Attribute	Calculation Methodology
Underwritten Occupancy	Underwritten Occupied Rooms divided by Underwritten Available Rooms
2009 Average Daily Room Rate ($)	2009 Room Revenue ($) divided by 2009 Occupied Rooms
2010 Average Daily Room Rate ($)	2010 Room Revenue ($) divided by 2010 Occupied Rooms
2011 Average Daily Room Rate ($)	2011 Room Revenue ($) divided by 2011 Occupied Rooms
2012 Average Daily Room Rate ($)	2012 Room Revenue ($) divided by 2012 Occupied Rooms
2013 Average Daily Room Rate ($)	2013 Room Revenue ($) divided by 2013 Occupied Rooms
2014 Average Daily Room Rate ($)	2014 Room Revenue ($) divided by 2014 Occupied Rooms
TTM March 2015 Average Daily Room Rate ($)	TTM March 2015 Room Revenue ($) divided by TTM March 2015 Occupied Rooms
2015 Reforecast Average Daily Room Rate ($)	2015 Reforecast Room Revenue ($) divided by 2015 Reforecast Occupied Rooms
Underwritten Average Daily Room Rate ($)	Underwritten Room Revenue ($) divided by Underwritten Occupied Rooms
2009 RevPAR ($)	2009 Room Revenue ($) divided by 2009 Available Rooms
2010 RevPAR ($)	2010 Room Revenue ($) divided by 2010 Available Rooms
2011 RevPAR ($)	2011 Room Revenue ($) divided by 2011 Available Rooms
2012 RevPAR ($)	2012 Room Revenue ($) divided by 2012 Available Rooms
2013 RevPAR ($)	2013 Room Revenue ($) divided by 2013 Available Rooms
2014 RevPAR ($)	2014 Room Revenue ($) divided by 2014 Available Rooms
TTM March 2015 RevPAR ($)	TTM March 2015 Room Revenue ($) divided by TTM March 2015 Available Rooms
2015 Reforecast RevPAR ($)	2015 Reforecast Room Revenue ($) divided by 2015 Reforecast Available Rooms
Underwritten RevPAR ($)	Underwritten Room Revenue ($) divided by Underwritten Available Rooms

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1